STOCK OPTIONS (Details 1) - $ / shares	1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Apr. 21, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, Ending Balance (in shares)	3,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Options, Outstanding, Beginning Balance (in shares)	6,604,880	6,604,880	6,960,609	3,768,428	4,082,988	4,082,988	1,310,665
Number of Options, Cancelled as a result of Merger (in shares)				(3,768,428)
Number of Options, Re-issued as a result of Merger (in shares)				3,768,428
Number Options, Exercised (in shares)							(1,310,665)
Number of Options, Issued (in shares)		3,250,000		314,560	3,145,000		3,894,252
Number of Options, Cancelled (in shares)		(123,895)	(355,729)		(267,379)		(125,824)
Number of Options, Outstanding, Ending Balance (in shares)		9,730,985	6,604,880	4,082,988	6,960,609	6,604,880	3,768,428
Weighted-Average Exercise Price, Outstanding, Beginning Balance (in dollars per share)	$ 0.57	$ 0.57	$ 0.59	$ 0.22	$ 0.22	$ 0.22	$ 0.19
Weighted-Average Exercise Price, Cancelled as a result of Merger (in dollars per share)				0.22
Weighted-Average Exercise Price, Re-issued as a result of Merger (in dollars per share)				0.22
Weighted-Average Exercise Price, Exercised (in dollars per share)							0.19
Weighted-Average Exercise Price, Issued (in dollars per share)		0.77		0.23	1.05		0.22
Weighted-Average Exercise Price, Cancelled (in dollars per share)		0.45	0.97		0.22		0.17
Weighted-Average Exercise Price, Outstanding, Ending Balance (in dollars per share)		$ 0.64	$ 0.57	$ 0.22	$ 0.59	$ 0.57	$ 0.22